Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long Term Debt
Schedule of Company's credit facilities and related balances

	December 31
	2021	2020
Mortgages	$7,380	$5,423
Equipment financing loan	5,067	1,007
Retail facility	1,904	—
Loan and security agreement	—	6,500
Credit facility	8,000	—
Promissory note	10,000	—
Notes payable	2,779	565
Total principal	35,130	13,495
Less debt issuance costs	(439)	(459)
Long-term debt, net	$34,691	$13,036
Current maturities:
Current maturities of principal	12,273	1,030
Less current portion of debt issuance costs	(294)	(164)
Current maturities of long-term debt, net	11,979	866
Long-term debt:
Non-current principal	22,857	12,465
Non-current portion of debt issuance costs	(145)	(295)
Long-term debt, net	$22,712	$12,170

Schedule of future contractual maturities of credit facilities

Year ending December 31:
2022	$12,273
2023	10,309
2024	2,065
2025	6,320
2026	2,577
Thereafter	1,586
$35,130